Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)						12 Months Ended
	Dec. 10, 2018	Nov. 28, 2018	Aug. 07, 2018	Mar. 05, 2018	Mar. 24, 2000	Dec. 31, 2018	Dec. 31, 2017
Smart Communications, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					100.00%
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Cellular mobile services
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Internet broadband distribution services
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Primeworld Digital Systems, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership			95.00%	67.00%
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Internet broadband distribution services
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Operations support servicing business
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Smart Money Holdings Corporation | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Cayman Islands
Principal Business Activity						Investment company
Smart Money Holdings Corporation | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Far East Capital Limited And Subsidiary | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Cayman Islands
Principal Business Activity						Cost effective offshore financing and risk management activities for Smart
Far East Capital Limited And Subsidiary | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Investment company
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Cellular mobile services
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Investment company
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Chikka Holdings Limited And Subsidiaries | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						British Virgin Islands
Principal Business Activity						Content provider, mobile applications development and services
Chikka Holdings Limited And Subsidiaries | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Wifun, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Software developer and selling of WiFi access equipment
Wifun, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Telesat, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Satellite communications services
Telesat, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Satellite information and messaging services
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						88.50%	88.50%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						11.50%	11.50%
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Cellular mobile services
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						99.60%	99.60%
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications services
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications services
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						British Virgin Islands
Principal Business Activity						Telecommunications services
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Data and network services
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications services
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Managed IT outsourcing
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Internet-based purchasing, IT consulting and professional services
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Bills printing and other related value-added services, or VAS
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						95.00%	67.00%
Net Games Inc | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Gaming support services
Net Games Inc | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						57.50%	57.50%
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Full-services customer rewards and loyalty programs
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications services
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						99.60%	99.60%
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Internet services
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						99.60%	99.60%
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications services
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						98.00%	98.00%
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Telecommunications, infrastructure and related VAS
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						75.00%	75.00%
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Air transportation business
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						65.00%	65.00%
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						British Virgin Islands
Principal Business Activity						Internal distributor of Filipino channels and content
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						64.60%	64.60%
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Investment company
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Investment company
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Investment company
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Others [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						67.00%	67.00%
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						British Virgin Islands
Principal Business Activity						Investment company
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						100.00%	100.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Investment company
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						99.90%	99.90%
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	48.74%	53.87%
Voyager Innovations Holdings, Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Investment company
Voyager Innovations Holdings, Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Voyager Innovations Investments Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Investment company
Voyager Innovations Investments Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Voyager Innovations Singapore Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Development and maintenance of IT-based solutions for communications and e-Commerce platforms
Voyager Innovations Singapore Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Takatack Malaysia Sdn. Bhd. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Malaysia
Principal Business Activity						Development, maintenance and support services to enable the digital commerce ecosystem
Takatack Malaysia Sdn. Bhd. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Voyager Innovations, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Mobile applications and digital platform developer
Voyager Innovations, Inc. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Voyager Innovations Pte. Ltd., or VIP, (Formerly ePay Investments Pte. Ltd) [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Investment company
Voyager Innovations Pte. Ltd., or VIP, (Formerly ePay Investments Pte. Ltd) [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
PayMaya Philippines, Inc. or PayMaya [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Provide and market certain mobile payment services
PayMaya Philippines, Inc. or PayMaya [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
PayMaya Operations Philippines, Inc., or PayMaya Ops [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Market, sell and distribute payment solutions and other related services
PayMaya Operations Philippines, Inc., or PayMaya Ops [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
ePay Investments Myanmar,Ltd., or ePay Myanmer [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Myanmar
Principal Business Activity						Investment company
ePay Investments Myanmar,Ltd., or ePay Myanmer [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
3rd Brand Pte. Ltd., or 3rd Brand [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Solutions and systems integration services
3rd Brand Pte. Ltd., or 3rd Brand [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							85.00%
Voyager Fintech Ventures Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Singapore
Principal Business Activity						Investment company
Voyager Fintech Ventures Pte. Ltd. [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Fintqnologies Corporation [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Development of financial technology innovations
Fintqnologies Corporation [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%
Fintq Inventures Insurance Agency Corporation [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation						Philippines
Principal Business Activity						Insurance company
Fintq Inventures Insurance Agency Corporation [Member] | Operating Segments [Member] | Others [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership							100.00%